Label	Element	Value
Morgan Stanley Long Duration Government Opportunities Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Morgan Stanley Long Duration Government Opportunities Fund
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The fourth paragraph of the section of the Prospectus titled "Fund Summary—Principal Investment Strategies" is hereby deleted in its entirety and replaced with the following:

The Fund may, but it is not required to, use derivative instruments for risk management or other portfolio management purposes, including to adjust the Fund's dollar-weighted average effective duration. The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques, such as reverse repurchase agreements. These derivative instruments will be counted toward the Fund's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

SUPPLEMENT DATED JUNE 26, 2025 TO THE PROSPECTUS OF
Morgan Stanley Long Duration Government Opportunities Fund (the "Fund"),
dated April 30, 2025, as supplemented

Effective immediately, the below changes are made to the Fund's Prospectus.

Morgan Stanley Long Duration Government Opportunities Fund | Reverse Repurchase Agreements Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Reverse Repurchase Agreements Risk. In the event of the insolvency of the counterparty to a reverse repurchase agreement, recovery of the securities sold by the Fund may be delayed. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowings, they constitute a form of leverage. Leverage magnifies the potential for gain and the risk of loss. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund's yield.